UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
WASHINGTON, DC    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment: (  )

Institutional Investment Manager filing this Report:

Name: Sands Capital Management, Inc.
Address: 1100 North Glebe Road
         Suite 1000
         Arlington, VA    22201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frank M. Sands
Title: President
Phone: 703-528-4000
Signature, Place and Date of Signing:

Frank M. Sands, Arlington, VA, November 5, 1999

Report Type:  13F HOLDING REPORT

List of other Managers Report for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total:  $548,835

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

                                                       FORM 13F INFORMATION TABLE
                                                       Value     Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer              Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Abbott Laboratories             COM         002824100   12839    348765   SH    SOLE                            348765
American Power Conversion       COM         029066107   15880    668650   SH    SOLE                            668650
Automatic Data Processing       COM         053015103   14422    306038   SH    SOLE                            306038
BP Amoco                    SPONSERED ADR   055622104     356      6573   SH    SOLE                              6573
Bristol-Myers Squibb            COM         110122108     641      8425   SH    SOLE                              6425
Cisco Systems                   COM         17275R102   75092   1050239   SH    SOLE                           1050239
Coca-Cola Co                    COM         191216100     266      4688   SH    SOLE                              4688
Walt Disney Co                  COM         254687106     212      7900   SH    SOLE                              7900
EMC Corp                        COM         268648102   20505    273404   SH    SOLE                            273404
First Data Corp                 COM         319963104   16331    370625   SH    SOLE                            370625
General Electric                COM         369604103   28792    219159   SH    SOLE                            219159
Harley-Davidson                 COM         412822108   22509    388510   SH    SOLE                            388510
Home Depot                      COM         437076102   30649    407298   SH    SOLE                            407298
Hewlett-Packard                 COM         428236103   15420    210157   SH    SOLE                            210157
Intel Corp                      COM         458140100   51514    645938   SH    SOLE                            645938
Johnson & Johnson               COM         478160104   19471    186773   SH    SOLE                            186773
Johnson Controls                COM         478366107     254      4100   SH    SOLE                              4100
Leggett & Platt                 COM         524660107    8816    403006   SH    SOLE                            403006
McDonald's Corp                 COM         580135101   13661    325744   SH    SOLE                            325744
MCI Worldcom                    COM         55268B106   16227    194189   SH    SOLE                            194189
Merck & Company                 COM         589331107   24726    312490   SH    SOLE                            312490
Microsoft                       COM         594918104   61228    665517   SH    SOLE                            665517
Nike Inc                        COM         654106103    9414    187575   SH    SOLE                            187575
Pepsico Inc                     COM         713448108    9061    264560   SH    SOLE                            264560
Pfizer                          COM         717081103     487     12624   SH    SOLE                             12624
Procter & Gamble                COM         742718109     240      2250   SH    SOLE                              2250
T Rowe Price & Assocs           COM         741477103   25143    718375   SH    SOLE                            718375
Schering-Plough                 COM         806605101     291      5720   SH    SOLE                              5720
Charles Schwab & Co             COM         808512105   15655    406613   SH    SOLE                            406613
Staples                         COM         855030102   10793    528096   SH    SOLE                            528096
Wal-Mart                        COM         931142103   27940    501169   SH    SOLE                            501169